Stock Options, Awards and Warrants (Tables) - BigToken Inc [Member]	9 Months Ended
Sep. 30, 2020
Schedule of Vested and Nonvested Stock Option

The options have a strike price of $2.70 and vest five years from their issue date or August 18, 2025. The options have a term of five years from their issue date.

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value

Outstanding — December 31, 2017	218,384	$6.76	2.71	$-	$-
Granted	288,618	4.47	1.51	-	2.64
Exercised	-	-	-	-	-
Forfeited	(158,897)	4.41	-	-	0.56
Outstanding — December 31, 2018	348,105	5.94	2.39	-	-
Vested and exercisable - December 31. 2018	145,526	6.73	2.12	-	4.05
Unvested and non-exercisable - December 31, 2018	202,579	5.37	2.58	-	3.22

Outstanding — December 31, 2018	348,105	5.94	2.39	-	-
Granted	694,126	4.01	3.38	-	1.14
Exercised	-	-	-	-	-
Forfeited	(28,951)	6.60	-	-	2.79
Outstanding — December 31, 2019	1,013,280	4.60	2.63	-
Vested and exercisable — December 31, 2019	229,162	6.32	1.68	-	3.96
Unvested and non-exercisable - December 31, 2019	784,118	4.10	2.98	-	2.79

Outstanding — December 31, 2019	1,013,280	4.60	2.63	-	-
Granted (unaudited)	137,286	2.60	5.05	-	2.60
Exercised (unaudited)	-	-	-	-	-
Forfeited (unaudited)	(31,454)	6.31	-	-	4.60
Outstanding — September 30, 2020 (unaudited)	1,119,112	4.31	2.19	-	-
Vested and exercisable — September 30, 2020 (unaudited)	462,977	5.04	1.75	-	3.33
Unvested and non-exercisable - September 30, 2020 (unaudited)	656,135	$3.79	2.81	$-	$2.78

The table above includes $300,000 warrants issued on May 13, 2019 to a contractor for services related to the Company.

Schedule of Weighted-average Assumptions

The following table sets forth the weighted-average assumptions used to estimate the fair value of option granted and warrants granted for the nine months ended September 30, 2020 (unaudited) and 2019 (unaudited) and the years ended December 31, 2019 and 2018:

	Nine Months Ended September 30,		Years Ended December 31,
	2020	2019	2019	2018
	(unaudited)

Expected life (in years)	7.0	3.8	3.8	3.2
Risk-free interest rate	0.5%	1.3%	1.3%	1.0%
Expected volatility	101%	102%	102%	85%
Dividend yield	0%	0%	0%	0%

Schedule of Stock-based Compensation Expense

The following table sets forth stock-based compensation expense for employees specifically identifiable to BIGToken and allocated charges deemed attributable to BIGToken’s operations resulting to stock options and purchase warrant awards included in the Company’s Carve-Out Statements of Operations for the nine months ended September 30, 2020 (unaudited) and 2019 (unaudited) and years ended December 31, 2019 and 2018:

	Nine months ended		Years ended
	September 30, 2020 (Unaudited)	September 30, 2019 (Unaudited)	December 31, 2019	December 31, 2018
Directly identifiable as BIGToken’s	$237,000	$278,000	$467,000	$-
Allocated from SRAX, Inc.	533,000	442,000	516,000	443,000
Stock-based compensation expense	$770,000	$720,000	$983,000	$443,000